Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares, Outstanding at beginning of period	2,269,742	588,961	25,938
Number of shares, Granted	4,594,130	1,703,692	563,023
Number of shares, Exercised	(98,254)	(3,242)
Number of shares, Forfeited	(115,736)	(19,669)
Number of shares, Outstanding at end of period	6,649,882	2,269,742	588,961	25,938
Number of shares, Exercisable	783,236	245,794
Weighted average exercise price per share, Outstanding at beginning of period	$ 1.66	$ 1.11	$ 0.31
Weighted average exercise price per share, Granted	9.38	1.84	1.15
Weighted average exercise price per share, Exercised	0.98	1.16
Weighted average exercise price per share, Forfeited	1.37	1.02
Weighted average exercise price per share, Outstanding at end of period	7.00	1.66	$ 1.11	$ 0.31
Weighted average exercise price per share, Exercisable	$ 1.64	$ 1.04
Weighted average remaining contractual term (years), Outstanding	9 years 4 months 24 days	9 years 2 months 12 days	9 years 4 months 6 days	9 years 1 month 20 days
Weighted average remaining contractual term (years), Exercisable	8 years 4 months 24 days	8 years 2 months 26 days